SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022
Accounting Policies [Abstract]
Provisions for doubtful accounts		$ 0	$ 0
Revenues		570,000	501,000
Revenue reserve accrual		0	$ 2,107,000
Employee retention tax credit				$ 1,300,000
Proceeds from employee retention tax credit	$ 1,300,000
Other nonoperating income		$ 1,300,000